10 Accounts Receivables - Concessions (Details Narrative) - BRL (R$) R$ in Thousands	Apr. 11, 2017	Jan. 05, 2016
Brazilian Electricity Regulatory Agency (ANEEL) [Member]
Accounts Receivable Concessions [Line Items]
Reduction on RAP cycle	R$ 201,795
Concession Agreement [Member] | HPP GPS [Member] | Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
Accounts Receivable Concessions [Line Items]
Concession agreement term		P30Y
Bonus paid		R$ 574,827
Description of proportion of electric energy sold		70% of the power in the ACR and 30% in the free environment - ACL.